Operations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operations
1.	Operations
StoneCo Ltd. (the “Company”), formerly known as DLP Payments Holdings Ltd., is a Cayman Islands exempted company with limited liability, incorporated on March 11, 2014. The registered office of the Company is Harbour Place, 103 South Church Street in George Town, Grand Cayman.
 The Company’s principal business office is located in the city of São Paulo, Brazil.
The Company is controlled by HR Holdings, LLC, which owns 69.41% of Class B common shares, whose ultimate parent is an investment fund, VCK Investment Fund Limited SAC, owned by the co-founding
individuals. Company’s shares are publicly traded on the Nasdaq Global Market under the symbol “STNE”.
The Company and its subsidiaries (collectively, the “Group”) are principally engaged in providing financial technology solutions to clients and integrated partners to conduct electronic commerce seamlessly across in-store,
online, and mobile channels, which include integration to cloud-based technology platforms, offering services for acceptance of various forms of electronic payment, automation of business processes at the point-of-sale
and working capital solutions.
The consolidated financial statements were approved at the Audit Committee meeting on February 27, 2020.

1.1.	Initial Public Offering and Follow On
On October 25, 2018, the Company completed its Initial Public Offering (“IPO”), offering 58,333,333 of its Class A common shares, of which 45,818,182 new shares were offered by the Company and the remaining 12,515,151 shares were offered by the selling shareholders, including the full exercise of the underwriters’ option to purchase 7,608,695 additional shares from the selling shareholders.
The initial offering price was US$ 24.00 per Class A common share, resulting in gross proceeds of US$ 1,103,822 thousand. The Company received net proceeds of US$ 1,060,544 thousand (or R$ 3,923,785), after deducting US$ 43,278 thousand in underwriting discounts and commissions. Additionally, the Company incurred in US$ 20,471 thousand (or R$ 75,774) regarding other offering expenses.
The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form
F-1
(Registration
No.333-227634),
which was declared effective by the Securities and Exchange Commission on October 24, 2018. The common shares began trading on the Nasdaq Global Select Market on October 25, 2018 under the symbol “STNE”.
Simultaneously with the IPO, the Company entered into an agreement to sell additional 4,166,666 new Class A common shares to a wholly-owned subsidiary of Ant Small and Micro Financial Services Group Co., Ltd., a company organized under the laws of the People’s Republic of China (“Ant Financial”), in a placement exempt from registration under the U.S. Securities Act of 1933, as amended. The price per share sold in this placement was the price per share to the public in the IPO, resulting in proceeds of US$ 100 million (or R$ 375,910).
In connection with the consummation of the IPO, the
Co-Investment
Shares granted to certain employees and represented by common shares in DLP Par Participações S.A. (“DLP Par”) were exchanged for Class A common shares through the execution of a contribution agreement entered into between the Company and each holder of awards under such plans, totaling 5,333,202 shares of the Company after the share split described in Note 21.
On April 1, 2019 the Company filed a
follow-on
prospectus declared effective by the Securities and Exchange Commission (”SEC”) On April 2, 2019 in which selling shareholders offered 19,500,000 Class A common shares of the Company. The Company did not offer any Class A common shares and did not receive any proceeds from the sale of this shares.

1.2.	Corporate reorganization
In December 2019, the Group reorganized its structure. The assets and liabilities from StoneCo Brasil Participações S.A. (“StoneCo Brasil”) were split into Stone Pagamentos S.A. (“Stone”) and other two new holdings, STNE Participações S.A. (“STNE Par”) and STNE Participações em Tecnologia S.A. (“STNE Par Tec”). StoneCo Brasil was extinct.
The reorganization conducted had the objective to create a more efficient corporate organization structure, allowing for a reduction in administrative expenses. As a result of the reorganization the Company has no more rights under the tax loss carryforwards at StoneCo Brasil, which were no longer recognized.